Intangible assets	12 Months Ended
Mar. 31, 2024
MiX Telematics Limited [Member]
Intangible assets

7. Intangible assets

Intangible assets comprise the following (in thousands):

		As of March 31, 2023			As of March 31, 2024
	Useful life (in years)	Gross carrying amount	Accumulated amortization	Net	Gross carrying amount	Accumulated amortization	Net
Patents and trademarks	3 - 10	$90	$(63)	$27	$91	$(67)	$24
Customer relationships	1 - 10	8,234	(3,061)	5,173	6,000	(1,955)	4,045
Internal-use software, technology and other	1 - 20	39,031	(22,336)	16,695	39,079	(22,356)	16,723
Total		$47,355	$(25,460)	$21,895	$45,170	$(24,378)	$20,792

For the years ended March 31, 2023 and 2024, amortization expense of $5.9 million and $6.2 million has been recognized, respectively. Non-cash disposals of $1.5 million and $6.9 million were recognized for the years ended March 31, 2023 and 2024, respectively, and form part of accumulated amortization movements. Foreign exchange related gains of $3.7 million and foreign exchange related losses of $0.4 million, on accumulated amortization, were recognized for the years ended March 31, 2023 and 2024.

The weighted average amortization period of intangible assets purchased during the year ended March 31, 2023 and 2024 is 8 years and 4 years, respectively.

As of March 31, 2023 and 2024, there was internal-use software in progress of $3.3 million and $3.1 million, respectively.

As of March 31, 2024, the estimated future amortization expense is as follows (in thousands):

Years ending March 31,
2025	$7,553
2026	5,766
2027	4,964
2028	2,219
2029	279
Thereafter	11
Total	$20,792